Financial assets measured at fair value through OCI	12 Months Ended
Dec. 31, 2021
Entity [Table]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Explanatory
Note 11

Financial assets measured at fair value through other comprehensive income
USD million 31.12.21 31.12.20
Financial assets measured at fair value through other comprehensive income
1
Debt instruments
Governments and government agencies 8,522 8,155
of which: USA 7,507 7,727
Banks 322 103
Total financial assets measured at fair value through other comprehensive income 8,844 8,258
Unrealized gains / (losses) recognized in Other comprehensive income
Unrealized gains, before tax 67 204
Unrealized (losses), before tax (80) (4)
Net unrealized gains / (losses), before tax (13) 200
Net unrealized gains / (losses), after tax (7) 151
1 Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and

Note 20 for more information about expected credit loss measurement.

UBS AG
Entity [Table]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Explanatory
Note 11

Financial assets measured at fair value through other comprehensive income
USD million 31.12.21 31.12.20
Financial assets measured at fair value through other comprehensive income
1
Debt instruments
Governments and government agencies 8,522 8,155
of which: USA 7,507 7,727
Banks 322 103
Total financial assets measured at fair value through other comprehensive income 8,844 8,258
Unrealized gains / (losses) recognized in Other comprehensive income
Unrealized gains, before tax 67 204
Unrealized (losses), before tax (80) (4)
Net unrealized gains / (losses), before tax (13) 200
Net unrealized gains / (losses), after tax (7) 151
1 Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and Note 20 for more information about expected credit loss measurement.